Basis of Presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation
Basis of Presentation
2.	Basis of Presentation

Statement of compliance

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The accounting policies adopted in these financial statements are based on IFRS in effect as at December 31, 2024.

The consolidated financial statements of Skeena for the year ended December 31, 2024 were reviewed by the Audit Committee and were approved and authorized for issuance by the Board of Directors on March 31, 2025.

Basis of measurement

These consolidated financial statements have been prepared on historical cost basis, except for certain financial instruments that are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The consolidated financial statements are presented in Canadian dollars, and tabular values are rounded to the nearest thousand.

2.	Basis of Presentation (continued)

Significant accounting estimates and judgments

The preparation of these consolidated financial statements requires Management to make estimates and judgments that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting periods. Actual outcomes could differ from these estimates and judgments, which, by their nature, are uncertain. The impacts of such estimates and judgments are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates or changes to judgments are recognized in the period in which the estimate or judgment is revised and may affect both the period of revision and future periods.

Significant assumptions that Management has made about current unknowns, the future, and other sources of estimated uncertainty, could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made. Such significant assumptions include the following areas:

Critical accounting estimates

●	Fair value of derivatives and other financial instruments

The fair value of financial instruments that are not traded in an active market are determined using valuation techniques. Management uses its judgment to select a method of valuation and make estimates of specific model inputs that are based on conditions, including market, existing at the end of each reporting period.

There is a high degree of estimation uncertainty associated with the assumptions in the models used to value the Gold Stream derivative liability at each future reporting period (a level 3 fair value measurement). The valuation models are sensitive to these inputs, which include the Company's forecast of the timing of receipt of the remaining cash inflows from the US$200,000,000 facility, the assumption that the US$100,000,000 cost over-run facility will not be utilized, the Company's forecasts of the Eskay Creek project completion date and gold production schedule, gold prices including their volatility, and the anticipated credit spreads of the Company and Orion.

●	Recoverable amount of exploration and evaluation interests

The carrying value of exploration and evaluation assets and the likelihood of future economic recoverability of these carrying values is subject to significant management estimates. The application of the Company’s accounting policy for and determination of recoverability of capitalized assets is based on assumptions about future events or circumstances. New information may change estimates and assumptions made. If information becomes available indicating that recovery of expenditures is unlikely, the amounts capitalized are impaired and recognized as a loss in the period that the new information becomes available.

●	Impairment of mineral property, plant and equipment

Mineral property, plant and equipment are tested for impairment at the end of each reporting period if, in management’s judgment, there is an indicator of impairment. Management applies significant judgment in assessing whether indicators of impairment exist that would necessitate impairment testing. Internal and external factors, such as (i) change in the amount of recoverable resources and reserves; (ii) change in metal prices, capital and operating costs and interest rates; and (iii) the market capitalization of the Company compared to its net assets, are evaluated by management in determining whether there are indicators of impairment. The estimated amount of recoverable resources and reserves are prepared by qualified persons (management’s experts).

2.	Basis of Presentation (continued)

Significant accounting estimates and judgments (continued)

Critical accounting estimates (continued)

●	Provision for closure and reclamation

The process of determining a value for the closure and reclamation provision is subject to significant estimates, including the amount and timing of closure and reclamation costs and the discount rate used. During the development phase of Eskay, estimates of closure and reclamation costs are continually evolving as further site activities trigger incremental remediation and reclamation activities.

●	Share-based payments

The fair value of share-based payments is subject to the limitations of the Black-Scholes option pricing model that incorporates market data and involves uncertainty in estimates used by management in the assumptions. Because the Black-Scholes option pricing model requires the input of highly subjective assumptions, including the volatility of share prices and risk-free rates, changes in the subjective input assumptions can materially affect the fair value estimate.

Critical accounting judgments

●	Refundable tax credits and flow-through expenditures

The Company is required to spend proceeds received from the issuance of flow-through shares on qualifying resource expenditures. Management’s judgment is applied in determining whether qualifying expenditures have been incurred. Differences in judgment between management and regulatory authorities could materially decrease refundable tax credits, and increase the flow-through share premium liability and flow-through expenditure commitment.

●	Leases

Management applies judgment in determining whether a contract contains an identified asset, whether the Company has the right to control the asset, and the lease term. The lease term is based on considering facts and circumstances, both qualitative and quantitative, that can create an economic incentive to exercise renewal options.

●	Convertible debenture

Significant judgments applied in valuing the liability component and the conversion option equity component included assigning probabilities to the likelihood and timing of (i) the Company completing a project financing of at least US$200,000,000 during the term of the debenture; and (ii) a change of control event occurring during the term of the debenture. The valuation of the liability component and the conversion option equity component were sensitive to the probabilities assigned by Management.

2.	Basis of Presentation (continued)

Significant accounting estimates and judgments (continued)

Critical accounting judgments (continued)

●	Determination of technical feasibility and commercial viability

The determination of technical feasibility and commercial viability of a mineral property requires significant judgment and takes into account, among other factors, a combination of (i) the extent to which mineral reserves or mineral resources have been defined in a definitive feasibility study in accordance with National Instrument 43-101, Standards of Disclosure for Mineral Projects; (ii) the results of any optimization studies and further technical evaluation carried out to mitigate project risks in the definitive feasibility study; (iii) the status of environmental permits; and (iv) the status of mining leases or permits.